SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS (Details)	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020
Machinery and Equipment [Member]
Estimated useful lives	5 years	5 years
Vehicles [Member]
Estimated useful lives	5 years	5 years